Time charter revenues and related contract balances - Disaggregated revenue by segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Lease revenues, excluding amortization	$ 18,882	$ 21,587	$ 39,811	$ 43,026
Time charter service revenues, excluding amortization	18,746	13,796	33,806	27,812
Amortization of above market contract intangibles	(687)	(687)	(1,366)	(1,366)	$ (2,755)
Total revenues	36,941	34,696	72,251	69,472
Total segment reporting [Member]
Lease revenues, excluding amortization	25,269	27,992	52,514	55,766
Time charter service revenues, excluding amortization	22,753	16,993	41,447	34,450
Amortization of above market contract intangibles	(687)	(687)	(1,366)	(1,366)
Amortization of deferred revenue for modifications & drydock	683	683	1,366	1,366
Total revenues	48,018	44,981	93,962	90,216
Majority held FSRUs [Member]
Lease revenues, excluding amortization	18,882	21,587	39,811	43,026
Time charter service revenues, excluding amortization	18,746	13,796	33,806	27,812
Amortization of above market contract intangibles	(687)	(687)	(1,366)	(1,366)	(2,755)
Total revenues	36,941	34,696	72,251	69,472
Joint venture FSRUs [Member]
Lease revenues, excluding amortization	6,387	6,405	12,703	12,740
Time charter service revenues, excluding amortization	4,007	3,197	7,642	6,638
Amortization of above market contract intangibles			0		0
Amortization of deferred revenue for modifications & drydock	683	683	1,366	1,366
Total revenues	11,077	10,285	21,711	20,744
Other Segments [Member]
Amortization of above market contract intangibles			0		0
Total revenues	0	0	0	0
Eliminations [Member]
Lease revenues, excluding amortization	(6,387)	(6,405)	(12,703)	(12,740)
Time charter service revenues, excluding amortization	(4,007)	(3,197)	(7,642)	(6,638)
Amortization of above market contract intangibles			0		$ 0
Amortization of deferred revenue for modifications & drydock	(683)	(683)	(1,366)	(1,366)
Total revenues	$ (11,077)	$ (10,285)	$ (21,711)	$ (20,744)